Acquisitions (Schedule Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Community Bank [Member]	Jan. 10, 2013 Community Bank [Member]
Finite-lived Intangible Assets [Roll Forward]
Intangible Assets, Beginning Balance	$ 2,069
Core deposit intangible acquired in conjunction with the acquisition of CFFC	2,711	2,711	2,711
Amortization expense	(1,039)
Intangible Assets, Ending Balance	$ 3,741